Introduction (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	May 06, 2019	Jun. 29, 2019	Dec. 31, 2018
Subsidiary, Sale of Stock [Line Items]
Underwriting discounts and commissions	$ 19.4
IPO
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	11,068,750
Sale of stock, price per share (in dollars per share)	$ 25.00
Proceeds from IPO, net	$ 252.4
Sale of stock, issuance costs	$ 4.9
Number of common stock shares converted	41,562,111
Number of shares issued for each share of convertible preferred stock converted (in shares)	1		1
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	1,443,750
Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of common stock shares converted		41,562,111
Common Stock | IPO
Subsidiary, Sale of Stock [Line Items]
Number of common stock shares converted		11,068,750
Number of shares able to purchase	160,767